Supplementary Oil And Gas Information (Unaudited) - Future Net Cash Flows Relating to Proved Crude Oil and Natural Gas Reserves (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Oil and Gas, Standardized Measure, Discounted Future Net Cash Flow [Line Items]
Future cash inflows	$ 837,741	$ 882,968	$ 870,755
Future production costs	(297,915)	(288,515)	(279,014)
Future development costs and asset retirement obligations	(95,878)	(96,229)	(90,415)
Future income taxes	(97,548)	(110,342)	(113,057)
Future net cash flows	346,400	387,882	388,269
10% annual discount for timing of future cash flows	(241,412)	(275,724)	(279,533)
Standardized measure of future net cash flows (1)	104,988	112,158	108,736	$ 136,998
North America
Oil and Gas, Standardized Measure, Discounted Future Net Cash Flow [Line Items]
Future cash inflows	833,999	876,917	863,544
Future production costs	(296,918)	(286,440)	(276,498)
Future development costs and asset retirement obligations	(94,826)	(92,455)	(86,615)
Future income taxes	(97,315)	(111,073)	(113,516)
Future net cash flows	344,940	386,949	386,915
10% annual discount for timing of future cash flows	(240,827)	(275,139)	(278,814)
Standardized measure of future net cash flows (1)	104,113	111,810	108,101
North Sea
Oil and Gas, Standardized Measure, Discounted Future Net Cash Flow [Line Items]
Future cash inflows	0	722	1,067
Future production costs	0	(414)	(636)
Future development costs and asset retirement obligations	0	(1,970)	(1,873)
Future income taxes	0	1,144	967
Future net cash flows	0	(518)	(475)
10% annual discount for timing of future cash flows	0	136	168
Standardized measure of future net cash flows (1)	0	(382)	(307)
Offshore Africa
Oil and Gas, Standardized Measure, Discounted Future Net Cash Flow [Line Items]
Future cash inflows	3,742	5,329	6,144
Future production costs	(997)	(1,661)	(1,880)
Future development costs and asset retirement obligations	(1,052)	(1,804)	(1,927)
Future income taxes	(233)	(413)	(508)
Future net cash flows	1,460	1,451	1,829
10% annual discount for timing of future cash flows	(585)	(721)	(887)
Standardized measure of future net cash flows (1)	$ 875	$ 730	$ 942